Investment Objectives and Goals	Mar. 31, 2024
Nuveen Green Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Green Bond Fund
Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Impact Bond Fund